UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22135

Academy Funds Trust
 (Exact name of registrant as specified in charter)

120 N. Hale Street, Suite 200
Wheaton, IL 60187
 (Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
 (Name and address of agent for service)

630-283-1823
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2017

Date of reporting period:  May 31, 2017

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

INNOVATOR
MCKINLEY INCOME FUND
Investor Class (IMIFX)
Class I (IMIIX)

IBD® 50 FUND (FFTY)

May 31, 2017

ACADEMY FUNDS TRUST

ACADEMY FUNDS TRUST
Dear Valued Shareholders,

Thank you for your continued support of the Innovator IBD® 50 Fund (FFTY) and the Innovator McKinley Income Fund.  Innovator Capital Management, LLC looks forward to continuing to work together.  As we look to the near future, we are hopeful to offer exciting new solutions that will continue to incorporate Investor’s Business Daily’s (“IBD”) proprietary stock evaluation process and McKinley’s broad institutional investment research capabilities.

The following shareholder letter covers the first half of the funds’ fiscal 2017 (December 1, 2016 through May 31, 2017).

Innovator IBD®50 Fund

We are excited to highlight the strong performance of the IBD 50® Fund (FFTY), which is the only ETF to provide access to IBD’s signature IBD® 50 list of companies. Published by IBD for over a decade, the IBD® 50 provides investors access to a select list of growth companies exhibiting both strong relative strength and fundamentals.

Over the trailing six months the ETF returned +14.28% compared to +10.81% for the S&P 500 Index. The outperformance relative to the benchmark was driven by a heavy allocation to the technology sector, a significant underweight to energy and strong stock selection into names including Nvidia, Cognex and Dave & Buster’s Entertainment.

The ETF remains positioned in the market to provide investors with exposure to a highly concentrated growth portfolio based on the time-tested investment strategy of IBD.

Innovator McKinley Income Fund

The first half of fiscal 2017 saw equity markets move ever higher, yields on income producing assets remain at historically low levels and uncertainty around future rate hikes by the U.S. Federal Reserve linger over the markets.

Despite ongoing volatility in the oil markets, U.S. equities were a top performing asset class as lower long-term rates continue to push the value of risk assets higher. The yield curve flattened as yields on 3-month US Treasury Bills rose from 0.5% to just under 1% while 30-year US Treasury yields fell from 3.1% to 2.9%. As a result, we see demand for high income producing assets and strategies persisting.

IMIFX performance was +8.45% in the first half, led by a heavy allocation to the financial sector and an overweight to large cap names. There was strong selection within the health care space, specifically an allocation to AstraZeneca. MLPs stabilized but overall were a relative drag on fund performance though higher yields provide attractive income prospects. Over the same time frame, the S&P 500 Index returned +10.81% and the Barclays US Aggregate Bond Index returned +2.52%.

Opinions expressed are those of the Advisor/Sub-Advisor. The above discussion is not intended to be a forecast of future events, a guarantee of future results and should not be considered a recommendation to buy or sell any security.

Past performance does not guarantee future results.

ACADEMY FUNDS TRUST

ETF investing involves risks. Principal loss is possible. Along with general market risks, an ETF that concentrates its investments in the securities of a particular industry, market, sector, or geographic area may be more volatile than a fund that invests in a broader range of industries. Additionally, the Innovator IBD® 50 Fund may invest in securities that have additional risks. Foreign companies can be more volatile, less liquid, and subject to the risk of currency fluctuations. This risk is greater for emerging markets. Small and mid-cap companies can have limited liquidity and greater volatility than large-cap companies. Also, ETFs face numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. ETFs are bought and sold at market price and not individually redeemed from the fund. Brokerage commissions will reduce returns.

Mutual Fund investing involves risk. Principal loss is possible. While the Innovator McKinley Income Fund is classified as diversified, diversification does not ensure a profit, nor does it protect against a loss in a declining market. Additionally, it may invest in securities that have additional risks. Foreign companies can be more volatile, less liquid, and subject to the risk of currency fluctuations. Small and mid-cap companies can have limited liquidity and greater volatility than large-cap companies. Debt securities will typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities. Lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Closed-end funds and Business Development Companies (BDCs) are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of their shares may trade at a discount to their net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact their ability to sell shares. Additionally, they may employ leverage which can increase volatility. BDCs may invest in smaller companies and may therefore carry risks similar to those of private equity or venture capital funds. Closed-end funds, BDCs, and exchange-traded funds may experience many of the same risks associated with individual securities. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. The fund may not receive the same tax treatment as a direct investment in a master limited partnership. The Fund may have concentrations in REITs and real estate securities with additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. Royalty trusts are subject to additional risks such as: cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil, natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely regarded as representative of the equity market in general.

The Barclays Capital U.S. Aggregate Bond Index is a market-capitalization-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year. You cannot invest directly in an index.

Yield Curve  A line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates.  It is used as a benchmark for other debt in the market, such as mortgage rates and bank lending rates, and it is also used to predict changes in economic output and growth.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

This report must be preceded or accompanied by a prospectus.

The Funds are distributed by Quasar Distributors, LLC.

INNOVATOR MCKINLEY INCOME FUND

Index Comparison

The following chart compares the value of a hypothetical $10,000 investment in the Innovator McKinley Income Fund – Investor Class from its performance inception date(1) to May 31, 2017 as compared with the S&P 500® Index.

Innovator McKinley Income Fund – Investor Class
Growth of a Hypothetical $10,000 Investment
at May 31, 2017 vs. S&P 500® Index
(Unaudited)

	Average Annual Total Returns
	For the period ended May 31, 2017
			Since
	1 Year	3 Years	Inception(1)
Innovator McKinley Income Fund
Investor Class	9.95%	0.55%	3.63%
Class I	10.07%	0.57%	3.66%
S&P 500® Index	17.47%	10.14%	13.31%

(1)	Inception date for performance is March 27, 2013 for the Investor Class Shares and Class I Shares. Prior to December 1, 2015 the Investor Class Shares were designated as Class A Shares.

Performance data quoted represents past performance and does not guarantee future results.  On February 12, 2016, the Innovator McKinley Income Fund acquired the McKinley Diversified Income Fund (the “Predecessor Fund”), a series of Professionally Managed Portfolios, in a reorganization (the “Reorganization”). The Predecessor Fund’s performance prior to February 12, 2016 has been adopted by the Fund following the Reorganization. The Predecessor Fund was advised by McKinley Capital Management, LLC.  The performance of the Investor Class and Class I shares of the Fund is based off of the performance of the Investor Class shares of the Predecessor Fund. The Investor Class and Class I shares’ returns of the Fund will be different from the Predecessor Fund as they have different expenses.  The

INNOVATOR MCKINLEY INCOME FUND

Index Comparison (Continued)

investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-386-3890.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund and the S&P 500® Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

INNOVATOR IBD® 50 FUND

Index Comparison

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® 50 Fund from its inception (April 8, 2015) to May 31, 2017 as compared with the S&P 500® Index.

Innovator IBD® 50 Fund
Growth of a Hypothetical $10,000 Investment
at May 31, 2017 vs. S&P 500® Index
(Unaudited)

	Average Annual
	Total Returns
	For the period ended
	May 31, 2017
		Since
	1 Year	Inception(1)
Innovator IBD® 50 Fund
NAV Return	28.09%	4.33%
Price Return	28.22%	4.37%
S&P 500® Index	17.47%	9.42%

(1)	Inception date is April 8, 2015

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund and the S&P 500® Index include the reinvestment of all dividends, if any.

INNOVATOR IBD® 50 FUND

Index Comparison (Continued)

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/fundETF.php.

ACADEMY FUNDS TRUST

Innovator McKinley Income Fund
Investments by Security Type as of May 31, 2017
(as a Percentage of Total Investments)
(Unaudited)

Innovator IBD® 50 Fund
Investments by Sector as of May 31, 2017
(as a Percentage of Total Investments)
(Unaudited)

ACADEMY FUNDS TRUST

Expense Example
For the Period Ended May 31, 2017 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, distribution and shareholder servicing (12b-1) fees (with respect to the Innovator McKinley Income Fund), and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017 for each Fund.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period ended” to estimate the expenses you paid on your account during the period.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	period*
Innovator McKinley Income Fund
Investor Class	$1,000.00	$1,084.50	$6.24
Class I	$1,000.00	$1,084.80	$5.72

Innovator IBD® 50 Fund (NAV)	$1,000.00	$1,142.80	$4.27

*	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

ACADEMY FUNDS TRUST

Expense Example
For the Period Ended May 31, 2017 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Innovator IBD® 50 Fund.  Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

			Expenses paid
	Beginning	Ending	during the
	account value	account value	period*
Innovator McKinley Income Fund
Investor Class	$1,000.00	$1,018.95	$6.04
Class I	$1,000.00	$1,019.45	$5.54

Innovator IBD® 50 Fund (NAV)	$1,000.00	$1,020.94	$4.03

*	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

INNOVATOR MCKINLEY INCOME FUND

Schedule of Investments – May 31, 2017 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 10.27%

Diversified – 2.30%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	33,046	$724,038

Health Care – 2.52%
Omega Healthcare Investors, Inc.	9,940	311,321
Physicians Realty Trust	23,784	483,766
		795,087

Hotels – 1.26%
Hospitality Properties Trust	13,710	396,493

Mortgage – 4.19%
Agree Realty Corp.	5,503	250,552
Capstead Mortgage Corp.	29,461	310,519
Invesco Mortgage Capital, Inc.	27,128	437,846
MFA Financial, Inc.	38,403	319,513
		1,318,430
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,106,334)		$3,234,048

COMMON STOCKS – 31.57%

Amusement Parks and Arcades – 1.52%
Six Flags Entertainment Corp.	7,932	$478,934

Depository Credit Intermediation – 3.63%
Banco Santander SA – ADR	87,519	572,374
PacWest Bancorp.	12,218	570,214
		1,142,588

Other Financial Investment Activities – 1.31%
Just Energy Group, Inc.	79,232	414,383

Other Telecommunications – 5.54%
AT&T, Inc.	19,286	743,090
CenturyLink, Inc.	25,219	629,214
Verizon Communications, Inc.	8,033	374,659
		1,746,963

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Schedule of Investments – May 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Other Transportation
Equipment Manufacturing – 0.59%
Ship Finance International Ltd.	13,856	$187,056

Petroleum and Coal Products Manufacturing – 3.54%
BP Plc – ADR	13,822	499,665
Royal Dutch Shell Plc – ADR	11,309	615,323
		1,114,988

Pharmaceutical and Medicine Manufacturing – 5.95%
AstraZeneca Plc – ADR	23,538	809,472
GlaxoSmithKline Plc – ADR	12,621	558,227
Merck & Co., Inc.	7,775	506,230
		1,873,929

Resin, Synthetic Rubber, and Artificial Synthetic
Fibers and Filaments Manufacturing – 0.88%
LyondellBasell Industries N.V. – Class A	3,444	277,311

Tobacco Manufacturing – 7.53%
Altria Group, Inc.	11,556	871,784
Imperial Brands Plc – ADR	6,471	307,955
Reynolds American, Inc.	6,283	422,532
Vector Group Ltd.	35,374	769,031
		2,371,302

Traveler Accommodation – 1.08%
InterContinental Hotels Group Plc – ADR	6,015	340,088
TOTAL COMMON STOCKS
(Cost $9,102,183)		$9,947,542

MASTER LIMITED PARTNERSHIPS – 31.54%

Amusement Parks and Arcades – 3.14%
Cedar Fair L.P.	13,934	$989,593

Gasoline Stations – 2.39%
AmeriGas Partners L.P.	16,952	751,652

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Schedule of Investments – May 31, 2017 (Unaudited) (Continued)

	Shares	Value

MASTER LIMITED PARTNERSHIPS (Continued)

Lessors of Real Estate – 2.07%
Icahn Enterprises L.P.	13,683	$652,679

Natural Gas Distribution – 1.61%
Antero Midstream Partners L.P.	14,641	507,164

Oil and Gas Extraction – 1.90%
Enterprise Products Partners L.P.	22,292	597,649

Other Financial Investment Activities – 13.12%
AllianceBernstein Holding L.P.	34,644	781,222
Apollo Global Management, LLC	33,612	908,532
Blackstone Group L.P.	27,947	918,897
KKR & Co. L.P.	47,670	878,082
The Carlyle Group L.P.	36,709	647,914
		4,134,647

Pipeline Transportation of Crude Oil – 5.12%
Energy Transfer Partners L.P.	27,969	608,605
Magellan Midstream Partners L.P.	8,639	627,105
Nustar Energy L.P.	8,312	378,861
		1,614,571

Scientific Research and Development Services – 2.19%
Enviva Partners L.P.	24,523	689,096
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $8,566,593)		$9,937,051

BUSINESS DEVELOPMENT COMPANIES – 19.49%

Closed-end Funds – 19.49%
Ares Capital Corp.	59,775	$995,254
Goldman Sachs BDC, Inc.	28,081	626,487
Golub Capital BDC, Inc.	15,976	324,792
Hercules Capital, Inc.	45,642	594,715
Main Street Capital Corp.	24,401	930,166
Newtek Business Services Corp.	36,890	624,179
OFS Capital Corp.	27,679	389,443

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Schedule of Investments – May 31, 2017 (Unaudited) (Continued)

	Shares	Value

BUSINESS DEVELOPMENT COMPANIES (Continued)

Closed-end Funds (Continued)
Prospect Capital Corp.	92,748	$740,129
Solar Capital Ltd.	42,419	916,675
TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $5,423,912)		$6,141,840

INVESTMENT COMPANIES – 3.71%

Closed-end Funds – 3.71%
Cohen & Steers Infrastructure Fund, Inc.	26,471	$611,745
Nuveen Floating Rate Income Fund	46,579	556,619
TOTAL INVESTMENT COMPANIES
(Cost $1,083,030)		$1,168,364

SHORT TERM INVESTMENTS – 3.66%

Money Market Funds – 3.66%
Fidelity Government Portfolio – Class I, 0.64% (a)	1,153,874	$1,153,874
TOTAL SHORT TERM INVESTMENTS
(Cost $1,153,874)		$1,153,874

Total Investments (Cost $28,435,926) – 100.24%		$31,582,719
Liabilities in Excess of Other Assets – (0.24)%		(74,440)
TOTAL NET ASSETS – 100.00%		$31,508,279

Percentages are stated as a percent of net assets.
(a)	Represents annualized seven-day yield as of the end of the reporting period.
ADR  American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 FUND

Schedule of Investments – May 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS – 99.93%

Business Support Services – 2.54%
PayPal Holdings, Inc. (a)	4,027	$210,250
TransUnion (a)	19,092	834,511
		1,044,761

Communications Equipment Manufacturing – 3.42%
Lumentum Holdings, Inc. (a)	24,604	1,403,658

Computer and Peripheral
Equipment Manufacturing – 3.51%
Arista Networks, Inc. (a)	9,777	1,440,934

Computer Systems Design and Related Services – 3.79%
Control4 Corp. (a)	78,366	1,555,565

Depository Credit Intermediation – 0.51%
HDFC Bank Ltd. – ADR	2,367	207,823

Electronic Shopping and Mail-Order Houses – 2.95%
MercadoLibre, Inc.	4,406	1,212,135

Health and Personal Care Stores – 1.01%
ULTA Salon, Cosmetics & Fragrance, Inc. (a)	1,357	413,668

Home Furnishings Stores – 2.97%
Floor & Decor Holdings, Inc. (a)	31,469	1,218,164

Independent Artists, Writers, and Performers – 1.00%
Activision Blizzard, Inc.	7,020	411,232

Insurance Carriers – 3.01%
Essent Group Ltd. (a)	34,059	1,235,320

Medical Equipment and
Supplies Manufacturing – 1.51%
Align Technology, Inc. (a)	1,434	208,216
Edwards Lifesciences Corp. (a)	1,794	206,436
Stryker Corp.	1,448	207,006
		621,658

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 FUND

Schedule of Investments – May 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing – 8.44%
Cognex Corp.	15,488	$1,417,307
Coherent, Inc. (a)	4,944	1,226,854
Mercury Systems, Inc. (a)	20,703	823,358
		3,467,519

Other Amusement and Recreation Industries – 0.50%
Global Payments, Inc.	2,235	204,748

Other General Merchandise Stores – 0.98%
Five Below, Inc. (a)	7,875	403,988

Other Information Services – 5.97%
Alibaba Group Holding Ltd. – ADR (a)	6,637	812,767
Facebook, Inc. (a)	2,698	408,639
NetEase, Inc. – ADR	1,425	405,812
YY, Inc. – ADR (a)	14,120	823,760
		2,450,978

Other Miscellaneous Store Retailers – 2.04%
Stamps.com, Inc. (a)	6,076	837,880

Other Schools and Instruction – 5.53%
New Oriental Education &
Technology Group, Inc. – ADR (a)	11,646	834,669
TAL Education Group – ADR	12,345	1,437,822
		2,272,491

Other Telecommunications – 3.00%
Autohome, Inc. – ADR (a)	29,056	1,231,393

Pesticide, Fertilizer, and Other
Agricultural Chemical Manufacturing – 0.48%
The Chemours Co.	4,968	198,670

Pharmaceutical and Medicine Manufacturing – 3.01%
IDEXX Laboratories, Inc. (a)	7,346	1,236,993

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 FUND

Schedule of Investments – May 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Professional and Commercial Equipment and
Supplies Merchant Wholesalers – 3.47%
Paycom Software, Inc. (a)	21,782	$1,425,414

Rail Transportation – 0.50%
CSX Corp.	3,792	205,413

Restaurants and Other Eating Places – 3.04%
Dave & Buster’s Entertainment, Inc. (a)	18,698	1,247,157

Scientific Research and Development Services – 1.01%
PRA Health Sciences, Inc. (a)	5,723	413,487

Securities and Commodity Exchanges – 0.50%
CBOE Holdings, Inc.	2,373	204,956

Semiconductor and Other Electronic
Component Manufacturing – 21.88%
Applied Materials, Inc.	27,079	1,242,385
Cavium, Inc. (a)	11,104	810,259
Cirrus Logic, Inc. (a)	6,244	411,792
Ichor Holdings Ltd. (a)	16,972	398,503
Lam Research Corp.	9,175	1,423,685
MACOM Technology Solutions Holdings, Inc. (a)	13,499	823,034
Microchip Technology, Inc.	9,968	830,334
NVIDIA Corp.	9,935	1,434,116
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	11,503	406,746
Zebra Technologies Corp. (a)	11,559	1,206,066
		8,986,920

Software Publishers – 7.97%
LogMeIn, Inc.	11,170	1,239,870
Medidata Solutions, Inc. (a)	5,784	411,705
Momo, Inc. – ADR (a)	5,533	210,475
Veeva Systems, Inc. (a)	22,178	1,409,191
		3,271,241

Sound Recording Industries – 3.39%
SINA Corp. (a)	14,203	1,391,468

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 FUND

Schedule of Investments – May 31, 2017 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Specialty Food Stores – 2.00%
GrubHub, Inc. (a)	18,912	$822,105
TOTAL COMMON STOCKS
(Cost $35,993,343)		$41,037,739

SHORT TERM INVESTMENTS – 0.22%

Money Market Funds – 0.22%
Fidelity Government Portfolio – Class I, 0.64% (b)	90,058	$90,058
TOTAL SHORT TERM INVESTMENTS
(Cost $90,058)		$90,058

Total Investments (Cost $36,083,401) – 100.15%		$41,127,797
Liabilities in Excess of Other Assets – (0.15)%		(62,331)
TOTAL NET ASSETS – 100.00%		$41,065,466

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the end of the reporting period.
ADR   American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Assets and Liabilities
May 31, 2017 (Unaudited)

	Innovator	Innovator
	McKinley Income	IBD® 50
	Fund	Fund
Assets:
Investments, at value*	$31,582,719	$41,127,797
Dividends, interest and other receivables	85,148	14,189
Receivable for investments sold	—	3,817,011
Prepaid expenses	17,413	3,226
Total Assets	31,685,280	44,962,223

Liabilities:
Payable for fund shares redeemed	300	—
Payable to Advisor	12,763	13,673
Payable for investments purchased	—	3,814,216
Accrued 12b-1 fees – Investor Class	81,612	—
Payable to Trustees	1,310	2,062
Accrued expenses and other liabilities	81,016	66,806
Total Liabilities	177,001	3,896,757
Net Assets	$31,508,279	$41,065,466

Net Assets Consist of:
Capital Stock	$50,178,614	$46,053,637
Undistributed net investment income/(loss)	(75,742)	(131,073)
Accumulated net realized gain/(loss)	(21,741,386)	(9,901,494)
Net unrealized appreciation/(depreciation) on
investments and foreign currency	3,146,793	5,044,396
Net Assets	$31,508,279	$41,065,466

Total Fund:
Net Assets	N/A	41,065,466
Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	N/A	1,500,000
Net asset value price per share	N/A	$27.38

Investor Class:
Net Assets	31,502,603	N/A
Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	1,980,111	N/A
Net asset value price per share	$15.91	N/A

Class I:
Net Assets	5,676	N/A
Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	318	N/A
Net asset value price per share	$17.87	N/A
* Cost of investments	$28,435,926	$36,083,401

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Operations
For the Period Ended May 31, 2017 (Unaudited)

	Innovator		Innovator
	McKinley Income		IBD® 50
	Fund		Fund
Investment Income:
Dividends	$863,650	(1)	$110,873
Interest	2,760		184
	866,410		111,057
Expenses:
Investment advisory fee	156,933		130,924
Professional fees	19,208		19,838
Administration fees	17,472		26,572
Fund accounting fees	15,567		2,087
Transfer agent fees and expenses	16,259		—
12b-1 fees – Investor Class	15,690		N/A
Trustee fees and expenses	3,009		3,264
Printing and mailing expenses	7,765		6,892
Custody fees	2,768		8,045
Insurance expense	2,208		3,155
Registration fees	13,941		—
Other expenses	1,941		7,280
Total expenses before expense limitation	272,761		208,057
Less: Advisory fees waived	(84,444)		(58,429)
Net expenses	188,317		149,628
Net Investment Income/(Loss)	678,093		(38,571)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
investments	531,683		4,025,860
redemptions sold in-kind	—		189,346
Net change in unrealized appreciation/(depreciation)
on investments and foreign currency transactions	1,327,765		860,996
Net realized and unrealized gain/(loss) on investments	1,859,448		5,076,202

Net Increase/(Decrease) in Net Assets
Resulting from Operations	$2,537,541		$5,037,631

(1)	Net of foreign withholding taxes of $5,459.

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Statement of Changes in Net Assets

	Period Ended	Year Ended
	May 31,	November 30,
	2017	2016
	(Unaudited)
Operations:
Net investment income/(loss)	$678,093	$1,160,293
Net realized gain/(loss) on investments	531,683	(4,233,311)
Net change in unrealized appreciation/(depreciation)
on investments and foreign currency	1,327,765	4,546,719
Net increase/(decrease) in net assets
resulting from operations	2,537,541	1,473,701

Dividends and distributions to shareholders:
Net investment income – Investor Class	(2,029,417)	(2,474,890)
Net investment income – Class I	(320)	(344)
Total dividends and distributions	(2,029,737)	(2,475,234)

Fund Share Transactions:
Investor Class Shares
Proceeds from shares sold	1,091,302	1,330,989
Proceeds from shares issued in connection
with acquisition(1)	—	18,539,338
Shares issued to holders in
reinvestment of dividends	1,912,343	2,358,559
Cost of shares redeemed	(3,266,574)	(26,732,499)
Net increase/(decrease) in net assets from
capital share transactions	(262,929)	(4,503,613)
Class I Shares
Proceeds from shares sold	—	—
Shares issued to holders in reinvestment of dividends	320	344
Cost of shares redeemed	—	(4,572,041)
Net increase/(decrease) in net assets
from capital share transactions	320	(4,571,697)
Total increase/(decrease) in net assets	$245,195	$(10,076,843)

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Statement of Changes in Net Assets (Continued)

	Period Ended	Year Ended
	May 31,	November 30,
	2017	2016
	(Unaudited)
Net Assets:
Beginning of period	$31,263,084	$41,339,927
End of period*	$31,508,279	$31,263,084
* Including undistributed net investment income/(loss) of	$(75,742)	$1,275,902

Change in Shares Outstanding:
Investor Class
Shares sold	68,682	87,219
Shares sold in connection with acquisition(1)	—	1,320,286
Shares issued to holders in reinvestment of dividends	123,902	149,456
Shares redeemed	(205,364)	(1,727,624)
Net increase/(decrease)	(12,780)	(170,663)
Class I
Shares sold	—	—
Shares issued to holders in reinvestment of dividends	19	19
Shares redeemed	—	(273,284)
Net increase/(decrease)	19	(273,265)

(1)	On February 12, 2016, the McKinley Diversified Income Fund merged into the Investor Class of IMIFX-IMIIX. See Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 FUND

Statement of Changes in Net Assets

	Period Ended	Year Ended
	May 31,	November 30,
	2017	2016
	(Unaudited)
Operations:
Net investment income/(loss)	$(38,571)	$(56,528)
Net realized gain/(loss) on investments	4,215,206	(1,841,798)
Net change in unrealized appreciation/(depreciation)
on investments	860,996	(1,434,392)
Net increase/(decrease) in net assets
resulting from operations	5,037,631	(3,332,718)

Dividends and distributions to shareholders:
Net investment income	—	—
Net realized gains	—	—
Total dividends and distributions	—	—

Fund Share Transactions:
Total Fund Shares
Proceeds from shares sold	1,365,880	—
Shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed in-kind	(1,268,980)	(31,348,295)
Net increase/(decrease) in net assets
from capital share transactions	96,900	(31,348,295)
Total increase/(decrease) in net assets	5,134,531	(34,681,013)
Net Assets:
Beginning of period	35,930,935	70,611,948
End of period*	$41,065,466	$35,930,935
* Including undistributed net
investment income/(loss) of	$(131,073)	$(92,502)

Change in Shares Outstanding:
Total Fund
Shares sold	50,000	—
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed in-kind	(50,000)	(1,500,000)
Net increase/(decrease)	—	(1,500,000)

The accompanying notes are an integral part of these financial statements.

 (This Page Intentionally Left Blank.)

INNOVATOR MCKINLEY INCOME FUND

Financial Highlights

INVESTOR CLASS

											From
											January 31,
											2012
	Period						Period		Year		(Inception
	Ended		Year Ended				Ended		Ended		Date) to
	May 31,		November 30,				Nov. 30,		Dec. 31,		Dec. 31,
	2017		2016		2015		2014(6)		2013		2012
	(Unaudited)
Per share operating
performance
(For a share outstanding
throughout each period)
Net asset value,
beginning of period	$15.68		$16.97		$19.72		$20.27		$19.28		$20.00

Operations:
Net investment
income/(loss)	0.34	(5)	0.54	(5)	0.98	(5)	0.74	(5)	1.02	(5)	1.02
Net realized and
unrealized gain/(loss)	0.94		(0.65)		(2.77)		(0.35)		0.95		(0.72)
Total from investment
operations	1.28		(0.11)		(1.79)		0.39		1.97		0.30

Dividends and distributions
to shareholders:
Dividends from net
investment income	(1.05)		(1.18)		(0.96)		(0.78)		(0.94)		(1.02)
Distributions from
net realized gains	—		—		—		—		(0.04)		—
Return of
capital distributions	—		—		—		(0.16)		—		—
Total dividends
and distributions	(1.05)		(1.18)		(0.96)		(0.94)		(0.98)		(1.02)
Change in net asset
value for the period	0.23		(1.29)		(2.75)		(0.55)		0.99		(0.72)
Redemption fees per share	—		—		0.00	(3)(5)	0.00	(3)(5)	0.00	(3)(5)	0.00	(3)
Net asset value,
end of period	$15.91		$15.68		$16.97		$19.72		$20.27		$19.28

Total return	8.45	%(2)	1.15	%(8)	-9.36%		1.79	%(2)	10.39%		1.48	%(2)

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Financial Highlights (Continued)

INVESTOR CLASS

								From
								January 31,
								2012
	Period				Period		Year	(Inception
	Ended		Year Ended		Ended		Ended	Date) to
	May 31,		November 30,		Nov. 30,		Dec. 31,	Dec. 31,
	2017		2016	2015	2014(6)		2013	2012
	(Unaudited)
Ratios/supplemental data:
Net assets,
end of period (000)	$31,503		$31,258	$36,706	$97,659		$104,097	$75,884
Ratio of net expenses
to average net assets:
Before expense limitation
arrangement(4)(7)	1.74	%(1)	1.81%	1.63%	1.54	%(1)	1.57%	1.68	%(1)
After expense limitation
arrangement(4)(7)	1.20	%(1)	1.22%	1.36%	1.36	%(1)	1.35%	1.35	%(1)
Ratio of net investment
income/(loss) to
average net assets:
Before expense limitation
arrangement(4)	3.78	%(1)	2.83%	4.99%	3.67	%(1)	4.86%	6.05	%(1)
After expense limitation
arrangement(4)	4.32	%(1)	3.42%	5.26%	3.85	%(1)	5.08%	6.38	%(1)
Portfolio turnover rate	23%		64%	73%	40%		91%	46%

(1)	Annualized.
(2)	Not annualized.
(3)	Amount calculated is less than $0.005 per share.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Net investment income/(loss) and redemption fees per share have been calculated based on average shares outstanding during the period.
(6)	The period ended November 30, 2014 consists of eleven months due to the Fund’s fiscal year end change.
(7)	The ratio of expenses to average net assets includes interest expense and proxy expense where applicable. See Note 4 in the Notes to the Financial Statements.
(8)	Includes performance history based off of the historical performance of an acquired fund in a Plan of Reorganization. See Note 1 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Financial Highlights

CLASS I

								From
								April 2,
								2013
	Period					Period		(Inception
	Ended		Year Ended			Ended		Date) to
	May 31,		November 30,			November 30,		December 31,
	2017		2016		2015	2014(5)		2013
	(Unaudited)
Per share operating
performance
(For a share outstanding
throughout each period)
Net asset value,
beginning of period	$17.49		$16.94		$19.69	$20.24		$20.57

Operations:
Net investment
income/(loss)(4)	0.39		0.43		1.02	0.78		0.79
Net realized and
unrealized gain/(loss)	1.05		1.32		(2.77)	(0.34)		(0.37)
Total from investment
operations	1.44		1.75		(1.75)	0.44		0.42

Dividends and distributions
to shareholders:
Dividends from net
investment income	(1.06)		(1.20)		(1.00)	(0.83)		(0.71)
Distributions from
net realized gains	—		—		—	—		(0.04)
Return of
capital distributions	—		—		—	(0.16)		—
Total dividends
and distributions	(1.06)		(1.20)		(1.00)	(0.99)		(0.75)
Change in net asset
value for the period	0.38		0.55		(2.75)	(0.55)		(0.33)
Net asset value,
end of period	$17.87		$17.49		$16.94	$19.69		$20.24

Total return	8.48	%(3)	1.21	%(7)	-9.15%	2.03	%(3)	2.19	%(3)

The accompanying notes are an integral part of these financial statements.

INNOVATOR MCKINLEY INCOME FUND

Financial Highlights (Continued)

CLASS I

							From
							April 2,
							2013
	Period				Period		(Inception
	Ended		Year Ended		Ended		Date) to
	May 31,		November 30,		November 30,		December 31,
	2017		2016	2015	2014(5)		2013
	(Unaudited)
Ratios/supplemental data:
Net assets, end of period (000)	$6		$5	$4,634	$5,101		$5,001
Ratio of net expenses
to average net assets:
Before expense limitation
arrangement(2)(6)	1.64	%(1)	1.70%	1.38%	1.29	%(1)	1.32	%(1)
After expense limitation
arrangement(2)(6)	1.10	%(1)	1.11%	1.11%	1.11	%(1)	1.10	%(1)
Ratio of net investment
income/(loss) to
average net assets:
Before expense limitation
arrangement(2)	3.88	%(1)	2.94%	5.24%	3.92	%(1)	4.94	%(1)
After expense limitation
arrangement(2)	4.42	%(1)	3.53%	5.51%	4.10	%(1)	5.16	%(1)
Portfolio turnover rate	23%		64%	73%	40%		91%

(1)	Annualized.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Net investment income/(loss) and redemption fees per share have been calculated based on average shares outstanding during the period.
(5)	The period ended November 30, 2014 consists of eleven months due to the Fund’s fiscal year end change.
(6)	The ratio of expenses to average net assets includes interest expense and proxy expense where applicable. See Note 4 in the Notes to the Financial Statements.
(7)	Includes performance history based off of the historical performance of an acquired fund in a Plan of Reorganization. See Note 1 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

INNOVATOR IBD® 50 FUND

Financial Highlights

TOTAL FUND

	Period Ended		Year Ended	Period Ended
	May 31,		November 30,	November 30,
	2017		2016	2015(3)
	(Unaudited)
Per share operating performance
(For a share outstanding
throughout each period)
Net asset value, beginning of period	$23.95		$23.54	$25.00

Operations:
Net investment income/(loss)	(0.03)		(0.06)	(0.04)
Net realized and unrealized gain/(loss)	3.46		0.47	(1.42)
Total from investment operations	3.43		0.41	(1.46)

Dividends and distributions to shareholders:
Dividends from net investment income	—		—	—
Distributions from net realized gains	—		—	—
Total dividends and distributions	—		—	—
Change in net asset value for the period	3.43		0.41	(1.46)
Net asset value, end of period	$27.38		$23.95	$23.54

Total return	14.28	%(2)	1.78%	-5.84	%(2)

Ratios/supplemental data:
Net assets, end of period (000)	$41,065		$35,931	$70,612
Ratio of net expenses to average net assets:
Before expense limitation arrangement	1.11	%(1)	1.13%	1.13	%(1)
After expense limitation arrangement	0.80	%(1)	0.80%	0.80	%(1)
Ratio of net investment income/(loss)
to average net assets:
Before expense limitation arrangement	-0.52	%(1)	-0.47%	-0.67	%(1)
After expense limitation arrangement	-0.21	%(1)	-0.14%	-0.34	%(1)
Portfolio turnover rate(4)	374%		1041%	546%

(1)	Annualized.
(2)	Not annualized.
(3)	Since Commencement of Operations on April 8, 2015
(4)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Notes to Financial Statements

1.	ORGANIZATION

Academy Funds Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and classified as an open-end management investment company.  The Trust currently consists of two operational  series, collectively the (“Funds”): the Innovator McKinley Income Fund (“IMIFX-IMIIX”), consisting of two classes, the Investor Class which commenced operations on January 31, 2012 and Class I which commenced operations on April 2, 2013; and the Innovator IBD® 50 Fund (“FFTY”) which commenced operations on April 8, 2015.  Prior to December 1, 2015 IMIFX-IMIIX’s Investor Class was designated as Class A shares.  On February 12, 2016 the Investor Class of IMIFX-IMIIX acquired all the net assets of the McKinley Diversified Income Fund, a series of Professionally Managed Portfolios (the “Predecessor Fund”), in a reorganization.  The Predecessor Fund’s performance history has been adopted by IMIFX-IMIIX following the reorganization.  The performance of the Investor Class shares and Class I shares of IMIFX-IMIIX are based off of the historical performance of the Investor Class shares of the Predecessor Fund prior to the reorganization.  IMIFX-IMIIX’s Class I is an institutional class and does not charge a 12b-1 fee to its shareholders.  IMIFX-IMIIX seeks current income and long-term capital appreciation.  FFTY is an exchange traded fund that does not charge a sales load, have a redemption fee and currently does not charge a 12b-1 fee to its shareholders.  FFTY seeks long-term capital appreciation.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Trust’s pricing procedures.  Exchange traded options are valued using composite pricing.  If no sales are reported, the options will be valued by calculating the mean between the highest bid price and the lowest ask price across the exchanges where the option is traded.  Non-exchange traded options are valued at fair value using a mathematical model.  Futures

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Open-ended mutual funds are valued at that day’s NAV.  Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates market value.  Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board.  The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value.  The Trust concluded that a price determined under the Trust’s valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The investment advisor shall continuously monitor for significant events that might necessitate the use of fair value procedures.

Use of Estimates:

In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Management of the Funds has reviewed the Funds’ tax positions for all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax return for the fiscal year ended November 30, 2016.  The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended May 31, 2017, the Funds did not incur any interest or penalties.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2016 IMIFX-IMIIX increased undistributed net investment income by $1,949,780, increased paid in capital by $2,491,142 and increased accumulated net realized loss by $4,440,922.  For the year ended November 30, 2016 FFTY decreased undistributed net investment loss by $24,562, increased paid in capital by $1,022,203 and increased accumulated net realized loss by $1,046,765.

Distributions to Shareholders:

IMIFX-IMIIX intends to declare and distribute its net investment income, if any, as dividends quarterly.  FFTY intends to declare and distribute its net investment income, if any, as dividends annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  Distributions to shareholders are recorded on the ex-dividend date.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

Other:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Distributions received from IMIFX-IMIIX’s investments in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital.  For financial statement purposes, IMIFX-IMIIX uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income.  Such estimates are based on historical information available from each MLP, REIT or royalty trust and other industry sources.  These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of IMIFX-IMIIX.  The distributions received from MLP, REIT and royalty trust securities that have been classified as income and capital gains are included in dividend income and Net Realized Loss on Investments, respectively, on the Statement of Operations.  The distributions received that are classified as return of capital reduce the cost of investments on the Statement of Assets and Liabilities.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares of IMIFX-IMIIX based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

•	Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

There were no transfers between Levels 1 and 2 during the year for the Funds.  Transfers between levels are recognized at the end of the reporting period.

IMIFX-IMIIX
	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$3,234,048	$—	$—	$3,234,048
Common Stocks	9,947,542	—	—	9,947,542
Master Limited Partnerships	9,937,051	—	—	9,937,051
Business Development Companies	6,141,840	—	—	6,141,840
Investment Companies	1,168,364	—	—	1,168,364
Short Term Investments	1,153,874	—	—	1,153,874
Total Investments in Securities	$31,582,719	$—	$—	$31,582,719

FFTY
	Level 1	Level 2	Level 3	Total
Common Stocks	$41,037,739	$—	$—	$41,037,739
Short Term Investments	90,058	—	—	90,058
Total Investments in Securities	$41,127,797	$—	$—	$41,127,797

See the Schedule of Investments for the investments detailed by industry classification.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

3.	DISTRIBUTION PLAN

The Trust has adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for IMIFX-IMIIX’s Investor Class shares.  The Plan is designed to compensate IMIFX-IMIIX’s distributor, advisor, or others for certain promotional and other sales related costs and for providing related services.  Effective January 1, 2016, IMIFX-IMIIX paid a monthly fee at the annual rate of up to 0.10% of the average daily net assets of IMIFX-IMIIX’s Investor Class shares in regards to qualified expenses under the Plan.  On January 1, 2016, the annual 12b-1 fee applicable to the Investor Class was reduced from no greater than 0.25% to no greater than 0.10% of average daily net assets of the Investor Class.  The Plan may be continued in effect from year to year if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees.  For the period ended May 31, 2017, the Investor Class of IMIFX-IMIIX incurred $15,690 of expenses pursuant to the Plan.  The Trust has adopted a Distribution and Service (12b-1) Plan for FFTY, however no 12b-1 fees are currently paid by FFTY, and there are no plans to impose these fees.

4.	INVESTMENT ADVISOR AND OTHER AFFILIATES

From December 1, 2016 to May 8, 2017 the Trust entered into investment advisory agreements and expense limitation agreements with Innovator Management LLC (the “Prior Advisor”). The assets of the Prior Advisor were purchased by Innovator Capital Management, LLC (the “Advisor”) effective May 9, 2017 (the “Transaction”).  In anticipation of the Transaction, the Board of the Trust approved interim Advisory Agreements and interim Expense Limitation Agreements as of May 9, 2017 between the Trust, on behalf of each Fund, and the Advisor that contained terms and conditions substantially identical to the investment advisory agreements and expense limitation agreements with the Prior Advisor, including advisor compensation, except that the interim Agreements each provide for a term of not more than 150 days and require that investment advisory fees earned under the interim Agreements be paid into an escrow account, pending shareholder approval of new investment advisory agreements.

The prior and interim Advisory Agreements provided for advisory fees computed daily and paid monthly at an annual rate of 1.00% of IMIFX-IMIIX’s average daily net assets and 0.70% of FFTY’s average daily net assets. The Prior Advisor appointed McKinley Capital Management, LLC and Penserra Capital Management LLC, as sub-advisors to IMIFX-IMIIX and FFTY, respectively. The Advisor is responsible for compensating the sub-advisors for their services to the Funds.

The Trust entered into Expense Limitation Agreements on behalf of each Fund with the Prior Advisor and Advisor. Under the terms of the Expense Limitation Agreement with IMIFX-IMIIX, the Prior Advisor and Advisor contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 1.10% of average daily net assets for both Investor Class and Class I of IMIFX-IMIIX.  Under the terms of the Expense Limitation Agreement with FFTY, the Prior Advisor and Advisor contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets of FFTY. Pursuant to the Expense Limitation Agreements for the Funds, the Advisor is entitled to recoup any fees that the Prior Advisor or it waived and/or Fund expenses that the Prior Advisor or it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Advisor will not cause the respective Fund to exceed any applicable expense limitation that was in place for the respective Fund when the fees were waived or expenses were paid. For the period ended May 31, 2017, the Prior Advisor and the Advisor in aggregate waived $84,444 and $58,429 of their advisory fees for IMIFX-IMIIX and FFTY, respectively, and did not recoup any of their waived fees. The table below indicates the amount of fees that the Advisor may recoup:

	Recovery Expiring on
	11/30/2017	11/30/2018	11/30/19	Total
IMIFX-IMIIX	$181,775	$184,718	$199,114	$565,607
FFTY	N/A	116,340	135,975	252,315

5.	INVESTMENT TRANSACTIONS

For the period ended May 31, 2017, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	IMIFX-IMIIX	FFTY
Purchases:
U.S. Government	$—	$—
Other	6,919,966	142,727,385
Sales:
U.S. Government	$—	$—
Other	9,381,704	142,605,808

For the period ended May 31, 2017, in-kind transactions associated with creations and redemptions of FFTY were $1,363,115 and $1,265,617, respectively.  Net capital gains or losses resulting from in-kind redemptions are excluded from FFTY’s taxable gains and are not distributed to shareholders.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

For the period ended May 31, 2017, FFTY paid $17,333 in brokerage commissions on trades of securities to Penserra Securities LLC, an affiliated broker of FFTY.

6.	FEDERAL INCOME TAX INFORMATION

At November 30, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	IMIFX-IMIIX	FFTY
Cost of Investments	$31,552,768	$32,137,038
Gross Unrealized Appreciation	$3,006,646	$4,209,217
Gross Unrealized Depreciation	(2,714,009)	(464,872)
Net Unrealized Appreciation/
(Depreciation) on Investments	$292,637	$3,744,345

As of November 30, 2016, the components of accumulated earnings on a tax basis were as follows:

	IMIFX-IMIIX	FFTY
Accumulated Capital and Other Losses	$(20,924,560)	$(13,770,147	)(1)
Undistributed Ordinary Income	1,453,784	—
Unrealized Appreciation/(Depreciation)
on Investments and Foreign Currency	292,637	3,744,345
Total Accumulated Loss	$(19,178,139)	$(10,025,802)

(1)	Includes $56,313 in non-deductible organizational costs.

At November 30, 2016, IMIFX-IMIIX and FFTY deferred on a tax basis, late year ordinary losses of $0 and $36,189, respectively. At November 30, 2016, IMIFX-IMIIX and FFTY did not defer any post-October losses.

At November 30, 2016, the Funds had capital loss carryforwards as indicated below:

	IMIFX-IMIIX	FFTY
Indefinite Short-Term	$8,228,136	$13,677,645
Indefinite Long-Term	$12,696,424	$—

The tax character of distributions paid by the Funds during the fiscal periods ended November 30, 2016 and November 30, 2015 were as follows:

	IMIFX-IMIIX		FFTY
	2016	2015	2016	2015
Distributions paid from:
Ordinary Income	$2,475,234	$3,746,830	$—	$—
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—
Total Distributions Paid	$2,475,234	$3,746,830	$—	$—

ACADEMY FUNDS TRUST

Notes to Financial Statements (Continued)

7.	OFFERING PRICE PER SHARE

The public offering price for the Investor Class and Class I of IMIFX-IMIIX is the net asset value.

Shares of FFTY are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). FFTY issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of FFTY. Shares of FFTY may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from FFTY. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

8.	LINE OF CREDIT ARRANGEMENT

IMIFX-IMIIX is a party to an unsecured line of credit agreement with U.S. Bank, N.A., expiring September 14, 2017.  IMIFX-IMIIX may borrow up to $5 million.  Interest is charged on borrowings at the prevailing prime rate and reflected as interest expense on the Statement of Operations.  IMIFX-IMIIX intends to use this line of credit to increase the efficiency of cash flow management.  For the period ended May 31, 2017, IMIFX-IMIIX had average daily borrowings of $71 and a maximum daily borrowing of $13,000.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Trust’s Form N-Q is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISOR
Innovator Capital Management, LLC
120 North Hale Street, Suite 200
Wheaton, IL 60187

INNOVATOR MCKINLEY INCOME FUND
INVESTMENT SUB-ADVISOR
McKinley Capital Management, LLC
3301 C Street, Suite 500
Anchorage, AK 99503

INNOVATOR IBD® 50 FUND
INVESTMENT SUB-ADVISOR
Penserra Capital Management LLC
140 Broadway, 26th Floor
New York, NY 10005

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Academy Funds Trust

By (Signature and Title)* /s/ Bruce Bond
 Bruce Bond, Principal Executive Officer

Date 7/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce Bond
 Bruce Bond, Principal Executive Officer

Date 7/24/2017

By (Signature and Title)* /s/ John Southard
 John Southard, Principal Financial Officer

Date 7/20/2017

* Print the name and title of each signing officer under his or her signature.